Accounting Policies - Additional Information (Detail) € in Millions, £ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of Summary of Significant Accounting Policies [Line items]
Liquid Assets	£ 1,000
Borrowings	1,161	£ 1,230
Subsidiaries [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Debt instrument repurchased face amount	£ 250
Borrowings | €					€ 300
severe but plausible scenario [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Impact on Reduction of operating profit for the period, Percent	40.00%			40.00%	40.00%
Revolving credit facility [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Undrawn borrowing capacity on revolving credit facility | $				$ 1
Sterling [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Average foreign exchange rate	1.25	1.24	1.38
Year end foreign exchange rate	1.27	1.21	1.35	1.27	1.27
Borrowings	£ 667	£ 672
Bottom of range [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Percentage of voting rights held in associate	20.00%
Bottom of range [member] | Software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	3 years
Bottom of range [member] | Internally developed software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	3 years
Bottom of range [member] | Acquired intangible assets [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	2 years
Top of range [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Percentage of voting rights held in associate	50.00%
Top of range [member] | Software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	8 years
Top of range [member] | Internally developed software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	10 years
Top of range [member] | Acquired intangible assets [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	20 years
Top of range [member] | Product Development Assets [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	7 years
Top of range [member] | Platform Assets [Member] | Product Development Assets [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	10 years